RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
A reconciliation of net assets available for benefits per the financial statements to the Form 5500 is as follows:

As of December 31,	2025	2024
Net assets available for benefits per the financial statements	$2,513,558,051	$2,305,013,166
Deemed distributions of participant loans	(585,601)	(581,857)
Net assets available for benefits per the Form 5500	$2,512,972,450	$2,304,431,309

A reconciliation of changes in net assets available for benefits per the financial statements to the Form 5500 is as follows:

For the Year Ended December 31,	2025
Net increase (decrease) in net assets per the financial statements	$208,544,885
Change in deemed distributions of participant loans	(3,744)
Net increase (decrease) in net assets per Form 5500	$208,541,141